Capital Management and Risk Policies - Schedule of Credit Quality of Debt Securities (Detail) - Credit risk [member] - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		$ 116,812,885
AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 6,543,139	5,644,040
Aaa [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		56,337
Aaa.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		302,242
AA+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	49,605	89,286
AA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	95,913	435,690
AA(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		17,169
raAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		689,080
AA- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	10,959	425
A+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	129,010	218,744
A1+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	469,378
A1.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		21,633
A [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		112,908
A(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		45,304
A- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	35,891	63,134
A3 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	75,278
A3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	65,690,460	226,129
BBB+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		2,040
Baa1 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	76,146
BBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	24,574	73,239
BBB(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		47,954
BBB- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		409,546
Baa3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		174,626
B+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		787
B- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,654	4,766
CCC(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		321,891
No rating [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		107,833,074
Baa1.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		22,841
C [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	7,668
CC [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	58,168,245
Government bonds [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		2,285,038
Government bonds [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	310,150	2,266,493
Government bonds [member] | A3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	346,757
Government bonds [member] | BBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	9,457	17,758
Government bonds [member] | B+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		787
Government bonds [member] | CC [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	27,150
Provincial bonds [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,513,395
Provincial bonds [member] | raAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		689,080
Provincial bonds [member] | A3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		226,129
Provincial bonds [member] | BBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		14,014
Provincial bonds [member] | BBB- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		409,546
Provincial bonds [member] | Baa3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		174,626
Autonomous city of buenos aires bonds [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		64,977
Autonomous city of buenos aires bonds [member] | AA+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	44,295	57,173
Autonomous city of buenos aires bonds [member] | A3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	120,441
Autonomous city of buenos aires bonds [member] | Baa1 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	76,146
Autonomous city of buenos aires bonds [member] | Baa1.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		7,804
Treasury bills [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		3,366,415
Treasury bills [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	6,232,989	3,256,546
Treasury bills [member] | A+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,648
Treasury bills [member] | A [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		108,221
Treasury bills [member] | A3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	6,232,989
Argentine Central Banks Bills [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		107,833,074
Argentine Central Banks Bills [member] | A3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	58,141,095
Argentine Central Banks Bills [member] | No rating [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		107,833,074
Argentine Central Banks Bills [member] | CC [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	58,141,095
Private Securities [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,749,986
Private Securities [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		121,001
Private Securities [member] | Aaa [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		56,337
Private Securities [member] | Aaa.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		302,242
Private Securities [member] | AA+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	5,310	32,113
Private Securities [member] | AA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	95,913	435,690
Private Securities [member] | AA(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		17,169
Private Securities [member] | AA- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	10,959	425
Private Securities [member] | A+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	129,010	217,096
Private Securities [member] | A1+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	469,378
Private Securities [member] | A1.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		21,633
Private Securities [member] | A [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		4,687
Private Securities [member] | A(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		45,304
Private Securities [member] | A- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	35,891	63,134
Private Securities [member] | A3 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	75,278
Private Securities [member] | A3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	849,178	0
Private Securities [member] | BBB+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		2,040
Private Securities [member] | BBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	15,117	41,467
Private Securities [member] | BBB(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		47,954
Private Securities [member] | B- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,654	4,766
Private Securities [member] | CCC(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		321,891
Private Securities [member] | Baa1.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		$ 15,037
Private Securities [member] | C [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 7,668